Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is April 15, 2015

The Real Estate Securities Portfolio: The section entitled “Non-Diversification Risk” is deleted in its entirety and is replaced by the following under “Principal Investment Risks” on page 36:

Non-Diversification Risk -The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 34 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 39 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.85%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is April 15, 2015

The Real Estate Securities Portfolio: The section entitled “Non-Diversification Risk” is deleted in its entirety and is replaced by the following under “Principal Investment Risks” on page 34:

Non-Diversification Risk -The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 32 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.78%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 37 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.60%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

HC Advisors Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is April 15, 2015

The Real Estate Securities Portfolio: The section entitled “Non-Diversification Risk” is deleted in its entirety and is replaced by the following under “Principal Investment Risks” on page 36:

Non-Diversification Risk -The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 34 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.03%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$105
3 Years	$328
5 Years	$569
10 Years	$1,259

HC Advisors Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is April 15, 2015

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 39 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.85%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

HC Strategic Shares | The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is April 15, 2015

The Real Estate Securities Portfolio: The section entitled “Non-Diversification Risk” is deleted in its entirety and is replaced by the following under “Principal Investment Risks” on page 34:

Non-Diversification Risk -The Portfolio is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Portfolio may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. Because the Portfolio may invest a relatively high percentage of its assets in a limited number of positions, the Portfolio’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

The Real Estate Securities Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 32 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.70%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.78%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$80
3 Years	$249
5 Years	$433
10 Years	$966

HC Strategic Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2014

HC Capital Trust

The date of this Supplement is April 15, 2015

The Commodity Returns Strategy Portfolio:

1. The following replaces the “Annual Operating Expenses” table and accompanying “Example” in the “Fees and Expenses” section on page 37 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.52%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses*	0.60%

*	Restated to reflect current fees

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio and that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750